Goodwill and intangible assets - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 295	£ 334
Consumer, cards and payments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 295	£ 334